SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			2 Months Ended	0 Months Ended
	Nov. 09, 2012	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 01, 2015	Apr. 10, 2015	May 19, 2015	May 31, 2015	May 06, 2015	Mar. 12, 2015
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued	3,733,428
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		375,000	12,312,745	5,658,530
Subsequent Event [Member] | Reverse Stock Split [Member] | Minimum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					10
Subsequent Event [Member] | Reverse Stock Split [Member] | Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					50
Subsequent Event [Member] | Each of the Four Board Members [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,000,000
Subsequent Event [Member] | New Board Member [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)							$ 0.14
Subsequent Event [Member] | Options Issuable Per Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance								100,000
Subsequent Event [Member] | Gross Shares Issuable Under Agreements [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance								400,000
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued										2,382,312
Stockholders' Equity, Reverse Stock Split					On April 1, 2015, the Board of Directors approved a proposed amendment to the Certificate of Incorporation of the Company to effect a reverse stock split of the Company’s common stock in the range of 10:1 to 50:1, such ratio to be determined in the discretion of the Board.
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						4,000,000			800,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						3 years			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares									500,000